Form N-CSR Cover	12 Months Ended
Nov. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Amendment Description	The Tailored Shareholder Report has been filed with an incorrect Cost of $10,000 investment figure and Cost Paid as a percentage of $10,000 investment. These two figures have been corrected in the amended Tailored Shareholder Report in Item 1 of this N-CSR/A Filing.
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025